Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Condensed Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 16	$ 30	$ 40	$ 18
Cost of revenue	16	23	33	8
Gross profit		7	7	10
Other operating income	269	284	1,172	1,285
Operating expenses
Research and development	1,279	1,459	5,802	8,199
Selling, general and administrative	1,433	1,240	5,071	8,069
Transaction expenses				1,329
Total operating expenses	2,823	2,699	10,873	17,597
Loss from operations	(2,554)	(2,408)	(9,694)	(16,302)
Non-operating income/(expense)
Loss on foreign currency transactions	502	(354)	(1,782)	(808)
Interest expense				(19)
Interest income	4		5	3
Total non-operating income/(expense)	506	(354)	(1,777)	(824)
Loss before income taxes	(2,048)	(2,762)	(11,471)	(17,126)
Income tax expense			(24)
Net loss	(2,048)	(2,762)	(11,495)	(17,126)
Other comprehensive gain/(loss)
Foreign currency translation	(456)	156	880	117
Total comprehensive loss	$ (2,504)	$ (2,606)	$ (10,615)	$ (17,009)
Basic net loss per common share	$ (0.07)	$ (0.10)	$ (0.40)	$ (0.68)
Diluted net loss per common share	$ (0.07)	$ (0.10)	$ (0.40)	$ (0.68)
Basic weighted average shares outstanding	29,248,150	28,438,003	28,861,789	25,233,384
Diluted weighted average shares outstanding	29,248,150	28,438,003	28,861,789	25,233,384